Stock Options and Other Share-Based Compensation - Summary of Valuation Assumptions and Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Option
Expected term in years	6 years 4 months 24 days	6 years 10 months 24 days	6 years 9 months 18 days
Volatility	32.50%	31.30%	31.10%
Risk-free interest rate based on zero coupon U.S. treasury note	3.43%	1.79%	0.71%
Dividend yield	3.50%	5.00%	6.00%
Weighted-average fair value per option granted (in dollars per share)	$ 45.82	$ 23.56	$ 12.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	25,265,000
Shares, Granted (in shares)	2,122,000
Shares, Exercised (in shares)	(2,538,000)
Shares, Forfeited (in shares)	(474,000)
Outstanding, ending balance (in shares)	24,375	25,265,000
Shares, Exercisable at December 31 (in shares)	18,438,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted-Average Exercise Price, Outstanding at January 1 (in dollars per share)	$ 114.61
Weighted-Average Exercise Price, Granted (in dollars per share)	179.08
Weighted-Average Exercise Price, Exercised (in dollars per share)	104.3
Weighted-Average Exercise Price, Forfeited (in dollars per share)	246.61
Weighted-Average Exercise Price, Outstanding at December 31 (in dollars per share)	118.72	$ 114.61
Weighted-Average Exercise Price, Exercisable at December 31 (in dollars per share)	$ 113.38
Average Remaining Contractual Term, Outstanding at December 31 (in years)	5 years 1 month 20 days
Average Remaining Contractual Term, Exercisable at December 31 (in years)	4 years 1 month 9 days
Aggregate Intrinsic Value, Outstanding at December 31	$ 934
Aggregate Intrinsic Value, Exercisable at December 31	$ 791